Rule 497(e)

Registration Nos. 333-168727 and 811-22452

First Trust Series Fund

First Trust Managed Municipal Fund

(the “Fund”)

Supplement to the Fund’s Prospectus and Statement of Additional Information

Dated June 17, 2022

Notwithstanding anything to the contrary in the Fund’s prospectus or statement of additional information, the minimum subsequent investment in shares of the Fund is $50.

Please Keep this Supplement with Your Fund’s Prospectus

and Statement of Additional Information for Future Reference.